CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net Loss	$ (3,923,401)	$ (1,238,776)
Adjustments to reconcile net loss to net cash from operating activities:
Gain on sale of building	0	(3,181,706)
Bad debt expense	0	4,459
Inventory reserve	1,644	0
Depreciation expense	17,231	72,738
Unrealized (gain) and loss on marketable equity securities	(18,888)	9,692
Stock-based compensation – shares	309,062	322,833
Stock based compensation related to discount on shares sold to related parties	0	340,000
Stock based compensation – options	30,852	110,985
Changes in operating assets and liabilities:
Accounts receivable	(1,541)	9,069
Inventories	(13,943)	(196,749)
Other receivable	0	20,407
Deposit	2,604	(41,435)
Prepaid expenses	(6,665)	(36,480)
Operating lease right-of-use asset	72,298	65,364
Accounts payable and accrued liabilities	(14,347)	114,831
Other current liabilities	(68,204)	(6,496)
Lease liabilities	(95,806)	(80,523)
Other liabilities	0	(12,335)
Net cash flows used in operating activities from continuing operations	(3,709,104)	(3,724,122)
Net cash flows provided by operating activities from discontinued operations	0	65,221
Net cash flows used in operating activities	(3,709,104)	(3,658,901)
Cash flows from investing activities:
Purchase of property and equipment	(27,318)	(13,250)
Proceeds from sale of property	0	7,145,808
Net cash flows provided by (used in) investing activities	(27,318)	7,132,558
Cash flows from financing activities:
Proceeds from third party loan	0	350,000
Proceeds from related party loan	0	1,101,000
Repayment on related party loan	0	(2,101,000)
Repayment on third party loan	0	(275,000)
Stock issued for placement agent	0	1,086,000
Stock issued for private placement	822,501	1,290,000
Purchases of treasury stock	(249,675)	0
Net cash flows provided by financing activities	572,826	1,451,000
Effect of exchange rate	(14,838)	(11,681)
Net change in cash	(3,178,434)	4,912,976
Cash beginning of period	3,589,318	428,254
Cash end of period	410,884	5,341,230
Supplemental cash flow disclosure:
Cash paid for income taxes	3,807	0
Cash paid for interest	$ 0	$ 112,038